UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partners, Inc.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2007

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2007 (Unaudited)
Summit Nasdaq-100 Index Fund

		Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary - 17.2%
Amazon.Com, Inc. (a)		3,074	$210,292
Apollo Group, Inc. - Class A (a)		1,955	114,231
Bed Bath & Beyond, Inc. (a)		4,171	150,114
Comcast Corp. (a)		16,228	456,331
Discovery Holding Co. (a)		2,659	61,130
eBay, Inc. (a)		11,311	363,988
EchoStar Communications Corp. - Class A (a)		2,394	103,828
Expedia, Inc. (a)(c)		3,260	95,485
Garmin Ltd. (c)		2,239	165,619
IAC/InterActiveCorp (a)		3,316	114,767
Lamar Advertising Co. - Class A (c)		923	57,927
Liberty Global, Inc. (a)(c)		2,253	92,463
Liberty Media Corp. - Interactive (a)		6,700	149,611
PetSmart, Inc. (c)		1,500	48,675
Ross Stores, Inc.		1,537	47,340
Sears Holdings Corporation (a)		1,796	304,422
Sirius Satellite Radio, Inc. (a)(c)		17,644	53,285
Staples, Inc.		5,376	127,572
Starbucks Corp. (a)		11,533	302,626
Virgin Media, Inc.		4,049	98,674
Wynn Resorts Ltd. (c)		1,269	113,817
XM Satellite Radio Holdings, Inc. - Class A (a)(c)		3,528	41,525
			3,273,722
Consumer Staples - 1.1%
Costco Wholesale Corp.		2,631	153,966
Whole Foods Market, Inc. (c)		1,540	58,982
			212,948
Energy - 0.2%
Patterson-UTI Energy, Inc.		1,766	46,287
Health Care - 12.7%
Amgen, Inc. (a)		6,019	332,791
Amylin Pharmaceuticals, Inc. (a)(c)		1,411	58,077
Biogen Idec, Inc. (a)(c)		4,203	224,860
Biomet, Inc.		3,740	170,993
Celgene Corp. (a)		4,179	239,582
Cephalon, Inc. (a)(c)		720	57,881
Dentsply International, Inc.		1,630	62,364
Express Scripts, Inc. (a)		2,702	135,127
Genzyme Corp. (a)		3,773	242,981
Gilead Sciences, Inc. (a)		10,310	399,719
Intuitive Surgical, Inc. (a)(c)		426	59,116
Patterson Companies, Inc. (a)(c)		1,492	55,607
Sepracor, Inc. (a)		1,222	50,126
Teva Pharmaceutical Industries Ltd. - ADR (c)		6,778	279,592
Vertex Pharmaceuticals, Inc. (a)(c)		1,479	42,240
			2,411,056
Industrials - 4.4%
C.H. Robinson Worldwide, Inc.		1,865	97,950
Cintas Corp.		2,140	84,380
Expeditors International Washington, Inc.		2,347	96,931
Fastenal Co. (c)		1,614	67,562
Joy Global, Inc.		1,228	71,629
Monster Worldwide, Inc. (a)		1,540	63,294
Paccar, Inc.		3,107	270,433
Ryanair Holdings PLC - ADR (a)(c)		1,298	49,000
UAL Corp. (a)(c)		857	34,786
			835,965
Information Technology - 58.8%
Activision, Inc. (a)		2,796	52,201
Adobe Systems, Inc. (a)		6,458	259,289
Akamai Technologies, Inc. (a)		1,723	83,807
Altera Corp.		5,600	123,928
Apple, Inc. (a)		13,476	1,644,611
Applied Materials, Inc.		7,914	157,251
Autodesk, Inc. (a)		2,745	129,235
BEA Systems, Inc. (a)		4,057	55,540
Broadcom Corp. - Class A (a)		4,709	137,738
Cadence Design Systems, Inc. (a)(c)		3,273	71,875
CDW Corp. (a)		935	79,447
Check Point Software Technologies (a)(c)		2,490	56,797
Checkfree Corp. (a)(c)		952	38,270
Cisco Systems, Inc. (a)		24,343	677,952
Citrix Systems, Inc. (a)(c)		2,395	80,640
Cognizant Technology Solutions Corp. - Class A (a)		1,553	116,615
Dell, Inc. (a)		9,328	266,314
Electronic Arts, Inc. (a)		3,490	165,147
Fiserv, Inc. (a)		2,335	132,628
Flextronics International Ltd. (a)(c)		7,527	81,292
Google, Inc. - Class A (a)		1,587	830,604
Infosys Technologies Ltd - ADR (c)		1,261	63,529
Intel Corp.		22,779	541,229
Intuit, Inc. (a)		4,817	144,895
Juniper Networks, Inc. (a)		4,150	104,455
Kla-Tencor Corp.		2,577	141,606
Lam Research Corp. (a)		1,564	80,390
Linear Technology Corp. (c)		3,771	136,435
Logitech International S.A. (a)(c)		1,994	52,622
Marvell Technology Group Ltd. (a)		6,237	113,576
Maxim Integrated Products, Inc.		5,016	167,585
Microchip Technology, Inc.		2,006	74,302
Microsoft Corp.		36,870	1,086,559
Network Appliance, Inc. (a)		4,306	125,735
Nvidia Corp. (a)		3,898	161,026
Oracle Corp. (a)		23,908	471,227
Paychex, Inc.		4,092	160,079
Qualcomm, Inc.		22,639	982,306
Research In Motion Ltd. (a)(c)		2,101	420,179
SanDisk Corp. (a)		2,329	113,981
Sun Microsystems, Inc. (a)		17,516	92,134
Symantec Corp. (a)		10,534	212,787
Telefonaktiebolaget LM Ericsson - ADR (c)		1,466	58,479
Tellabs, Inc. (a)		2,785	29,967
VeriSign, Inc. (a)		2,557	81,134
Xilinx, Inc.		4,434	118,698
Yahoo!, Inc. (a)		7,278	197,452
			11,173,548
Materials - 0.3%
Sigma-Aldrich Corp.		1,416	60,421
Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a)(c)		16,582	97,005
Millicom International Cellular S.A. (a)(c)		1,112	101,904
NII Holdings, Inc. (a)		1,760	142,102
			341,011
TOTAL COMMON STOCKS (Cost $12,016,252)			18,354,958

SHORT TERM INVESTMENTS (e) - 3.8%
Money Market Funds - 2.2%
Northern Institutional Diversified Assets Portfolio		416,360	416,360
		Principal
		Amount	Value
U.S. Treasury Bills - 1.6%
4.553%, 09/13/2007		$300,000	$297,237
TOTAL SHORT TERM INVESTMENTS (Cost $713,554)			713,597
Total Investments (Cost $12,729,806) (b) - 100.3%			19,068,555
Northern Institutional Liquid Assets Portfolio (d) - 14.5%			2,751,232
Liabilities in Excess of Other Assets - (14.8)%			(2,809,100)
TOTAL NET ASSETS - 100.0%			$19,010,687

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $12,996,952 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $6,656,517 and ($584,914), respectively, with a net appreciation / (depreciation) of $6,071,603.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,834,782, $2,751,232, and $89,575, respectively.
(e)	Securities and other assets with an aggregate value of $665,040 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2007:

			Appreciation/
	Type	Contracts	(Depreciation)
	Nasdaq-100 E-Mini (09/07)	17	$12,733

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2007 (Unaudited)
Summit Everest Fund

		Shares	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 12.4%
CBS Corporation - Class B		41,474	$1,381,914
Gannett Co, Inc.		38,800	2,132,060
Home Depot, Inc.		53,500	2,105,225
Honda Motor Co. Ltd. - ADR		76,400	2,772,556
News Corp. - Class B		43,900	1,007,066
Sony Corp. - ADR		26,200	1,345,894
Time Warner, Inc.		67,600	1,422,304
Viacom, Inc. - Class B (a)		31,674	1,318,588
			13,485,607
Consumer Staples - 6.9%
Altria Group, Inc.		22,400	1,571,136
CVS Corp.		40,500	1,476,225
Kraft Foods, Inc.		15,501	546,410
Unilever NV - ADR		39,100	1,212,882
Wal-Mart Stores, Inc.		55,200	2,655,672
			7,462,325
Energy - 14.3%
Chevron Corp.		32,406	2,729,882
ConocoPhillips		36,954	2,900,889
Devon Energy Corp.		37,100	2,904,559
Exxon Mobil Corp.		17,200	1,442,736
Nabors Industries Ltd. (a)		39,400	1,315,172
Royal Dutch Shell PLC - ADR		26,600	2,159,920
Spectra Energy Corp.		80,824	2,098,191
			15,551,349
Financials - 23.4%
AllianceBernstein Holding LP		22,000	1,915,980
The Allstate Corp.		31,500	1,937,565
Bank of America Corp.		48,292	2,360,996
The Bank of New York Co., Inc.		36,500	1,512,560
Berkshire Hathaway, Inc. (a)		245	883,225
Capital One Financial Corp.		29,000	2,274,760
Citigroup, Inc.		45,000	2,308,050
Countrywide Financial Corp.		33,200	1,206,820
Genworth Financial, Inc. - Class A		65,200	2,242,880
Hartford Financial Services Group, Inc.		10,900	1,073,759
JPMorgan Chase & Co.		31,464	1,524,431
Legg Mason, Inc.		21,500	2,115,170
Morgan Stanley		22,000	1,845,360
Travelers Companies, Inc.		20,600	1,102,100
Wells Fargo & Co.		30,100	1,058,617
			25,362,273
Health Care - 7.1%
GlaxoSmithKline PLC - ADR		38,500	2,016,245
Pfizer, Inc.		98,800	2,526,316
UnitedHealth Group, Inc.		39,700	2,030,258
Wellpoint, Inc. (a)		13,400	1,069,722
			7,642,541
Industrials - 11.8%
3M Co.		19,000	1,649,010
Caterpillar, Inc.		16,900	1,323,270
FedEx Corp.		17,700	1,964,169
General Electric Co.		47,600	1,822,128
Honeywell International, Inc.		21,700	1,221,276
Ingersoll-Rand Co. Ltd. - Class A		19,400	1,063,508
Southwest Airlines Co.		114,300	1,704,213
Tyco International Ltd.		61,300	2,071,327
			12,818,901
Materials - 3.5%
The Dow Chemical Co.		45,400	2,007,588
Newmont Mining Corp.		44,700	1,745,982
			3,753,570
Technology - 5.8%
Cisco Systems, Inc. (a)		44,500	1,239,325
International Business Machines Corp.		10,100	1,063,025
Motorola, Inc.		136,100	2,408,970
Nokia OYJ - ADR		57,700	1,621,947
			6,333,267
Utilities - 11.1%
AT&T, Inc.		47,100	1,954,650
Citizens Communications Co.		70,300	1,073,481
Dominion Resources, Inc.		12,200	1,052,982
Duke Energy Corporation		129,648	2,372,558
The Southern Co.		72,900	2,499,741
Sprint Nextel Corp.		73,000	1,511,830
Verizon Communications, Inc.		37,200	1,531,524
			11,996,766
TOTAL COMMON STOCKS (Cost $87,905,787)			104,406,599

SHORT TERM INVESTMENTS - 3.6%
Northern Institutional Diversified Assets Portfolio		3,940,361	3,940,361
TOTAL SHORT TERM INVESTMENTS (Cost $3,940,361)			3,940,361
Total Investments (Cost $91,846,148) (b) - 99.9%			108,346,960
Other Assets in Excess of Liabilities - 0.1%			67,184
TOTAL NET ASSETS - 100.0%			$108,414,144

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $91,891,441 and gross unrealized appreciation and depreciation of securities as of June 30, 2007, was $18,044,374 and ($1,588,855) respectively, with a net appreciation / (depreciation) of $16,455,519.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2007 (Unaudited)
Summit Bond Fund

	Shares	Value
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a)(g)(i)	4,803	$24,351
Intermet Corp. (a)(g)	4,773	4,773
		29,124
TOTAL COMMON STOCKS (Cost $184,387)		29,124
PREFERRED STOCKS - 0.4%
Consumer Discretionary - 0.4%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend (e)	43	388,956
TOTAL PREFERRED STOCKS (Cost $290,025)		388,956
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.9%
America West Airlines, Inc. - AMBAC Insured
Series 2001-1, 7.100%, 10/02/2022	$590,064	$622,517
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	400,000	374,733
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	137,366	136,838
First Franklin Mtg 2003-ff2
Series 2003-FF2, 7.795%, 07/25/2033	341,609	342,155
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b)(i)	239,866	122,586
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	215,466	206,974
TOTAL ASSET BACKED SECURITIES (Cost $1,909,769)		1,805,803

CORPORATE BONDS - 43.5%
Consumer Discretionary - 5.5%
Cox Communications, Inc.
5.450%, 12/15/2014	770,000	744,938
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013 (e)	750,000	774,596
Echostar DBS Corporation
6.625%, 10/01/2014 (e)	375,000	358,125
General Motors Corp.
7.700%, 04/15/2016 (e)	150,000	139,500
Idearc, Inc.
8.000%, 11/15/2016	300,000	303,000
Intcomex, Inc.
11.750%, 01/15/2011 (e)	375,000	386,250
MDC Holdings, Inc.
5.500%, 05/15/2013	350,000	333,913
NVR, Inc.
5.000%, 06/15/2010 (e)	490,000	477,697
R.H. Donnelley Corp.
6.875%, 01/15/2013	375,000	355,313
Radio One, Inc.
8.875%, 07/01/2011 (e)	93,000	95,441
TCI Communications, Inc.
8.750%, 08/01/2015	770,000	890,428
Yankee Acquisition Corp.
9.750%, 02/15/2017 (e)	300,000	290,250
		5,149,451
Consumer Staples - 0.6%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	375,000	365,625
Del Monte Corp.
6.750%, 02/15/2015	188,000	179,070
		544,695
Energy - 4.9%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	700,000	691,643
Chesapeake Energy Corp.
7.625%, 07/15/2013 (e)	125,000	128,125
6.625%, 01/15/2016 (e)	375,000	360,937
Complete Production Services
8.000%, 12/15/2016 (b)	375,000	378,750
Nexen, Inc.
5.875%, 03/10/2035	100,000	89,743
Peabody Energy Corp.
7.375%, 11/01/2016	200,000	204,000
Pioneer Natural Resources Co.
6.650%, 03/15/2017	375,000	354,863
Plains All American Pipeline LP
4.750%, 08/15/2009	750,000	736,808
Range Resources Corp.
7.375%, 07/15/2013	175,000	176,750
7.500%, 05/15/2016	125,000	126,563
SemGroup LP
8.750%, 11/15/2015 (b)(e)	187,000	187,935
Tesoro Corp.
6.625%, 11/01/2015	375,000	371,250
Valero Energy Corp
6.125%, 06/15/2017	770,000	767,518
		4,574,885
Financials - 14.1%
AXA SA
5.362%, 02/06/2049 (c)	1,050,000	924,000
Capmark Financial Group, Inc.
6.300%, 05/10/2017 (b)(e)	770,000	757,721
Colonial Realty LP
6.050%, 09/01/2016	770,000	765,683
ConocoPhillips Canada Funding Co.
5.300%, 04/15/2012 (e)	770,000	761,314
Ford Motor Credit Co.
5.800%, 01/12/2009	281,000	275,057
8.105%, 01/13/2012 (c)(e)	187,000	186,526
8.000%, 12/15/2016 (e)	94,000	90,038
Health Care Property Investors, Inc.
5.650%, 12/15/2013	770,000	750,676
Health Care REIT, Inc.
8.000%, 09/12/2012	750,000	813,885
Host Marriott LP
6.750%, 06/01/2016	375,000	367,500
iStar Financial, Inc.
5.950%, 10/15/2013	770,000	758,545
Landsbanki Islands HF
6.100%, 08/25/2011 (b)	770,000	779,735
Lincoln National Corp.
6.050%, 04/20/2067 (c)	760,000	725,636
Nationwide Health Properties, Inc.
6.000%, 05/20/2015 (e)	700,000	684,886
NXP BV/ NXP Funding LLC
7.875%, 10/15/2014 (e)	175,000	172,375
Petroplus Financial Ltd
7.000%, 05/01/2017 (b)(e)	300,000	288,750
Prime Property Fund, Inc.
5.500%, 01/15/2014 (b)	500,000	494,356
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b)	187,000	199,389
Rabobank Capital Funding Trust II
5.260%, 12/29/2049 (b)(c)	750,000	719,247
Swiss Re Capital I
6.854%, 05/29/2049 (b)(c)(e)	750,000	754,428
Vale Overseas Ltd
6.250%, 01/23/2017	750,000	743,865
Ventas Realty LP
7.125%, 06/01/2015	113,000	113,847
WMC Finance USA
5.125%, 05/15/2013 (e)	750,000	727,443
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	350,000	340,017
		13,194,919
Health Care - 0.9%
Community Health Systems, Inc.
8.875%, 07/15/2015 (b)	187,000	189,571
DaVita, Inc.
7.250%, 03/15/2015 (e)	94,000	92,825
Genesis Healthcare Corp.
8.000%, 10/15/2013	188,000	200,672
HCA, Inc.
9.250%, 11/15/2016 (b)	375,000	399,375
		882,443
Industrials - 5.0%
American Railcar Industries, Inc.
7.500%, 03/01/2014	75,000	74,625
Ametek, Inc.
7.200%, 07/15/2008	750,000	757,164
Aramark Corp.
8.500%, 02/01/2015 (b)	300,000	305,250
Caterpillar, Inc.
5.700%, 08/15/2016 (e)	770,000	765,092
DRS Technologies, Inc.
7.625%, 02/01/2018	93,000	93,930
Dynegy, Inc.
7.750%, 06/01/2019 (b)	150,000	139,500
Joy Global, Inc.
6.000%, 11/15/2016 (e)	750,000	743,065
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	150,000	148,875
Mueller Water Products, Inc.
7.375%, 06/01/2017 (b)	150,000	148,741
Raytheon Co.
5.500%, 11/15/2012 (e)	770,000	767,039
Transcanada Pipelines Ltd
6.350%, 05/15/2067 (c)	770,000	740,246
		4,683,527
Information Technology - 1.2%
Intuit, Inc.
5.750%, 03/15/2017	770,000	741,154
Iron Mountain, Inc.
8.750%, 07/15/2018 (e)	75,000	77,250
Sanmina SCI Corp.
8.110%, 06/15/2010 (b)(c)(e)	300,000	300,750
		1,119,154

Materials - 4.8%
Boise Cascade LLC
8.231%, 10/15/2012 (c)	93,000	93,000
Consol Energy, Inc.
7.875%, 03/01/2012	60,000	62,100
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	300,000	320,250
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b)(e)	375,000	360,000
Lubrizol Corp.
7.250%, 06/15/2025	700,000	726,420
Lyondell Chemical Co.
8.250%, 09/15/2016	375,000	391,875
Mosaic Co.
7.625%, 12/01/2016 (b)(e)	300,000	306,750
Pactiv Corp.
5.875%, 07/15/2012	385,000	385,996
Reliance Steel & Aluminum Co.
6.850%, 11/15/2036	770,000	767,014
Stone Container SSCC
8.000%, 03/15/2017 (e)	300,000	291,000
United States Steel Corp.
6.050%, 06/01/2017	500,000	487,606
Warnaco, Inc.
8.875%, 06/15/2013	300,000	317,250
		4,509,261
Telecommunication Services - 2.9%
America Movil SAB de CV
5.500%, 03/01/2014 (e)	750,000	733,015
Intelsat Ltd
11.250%, 06/15/2016	300,000	336,000
IPCS, Inc.
7.480%, 05/01/2013 (b)(c)	475,000	475,594
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	375,000	379,687
TELUS Corp.
8.000%, 06/01/2011	450,000	481,207
Windstream Corp.
8.625%, 08/01/2016	300,000	317,250
		2,722,753

Utilities - 3.6%
Calpine Corp.
9.875%, 12/01/2011 (b)(h)	375,000	405,937
Edison Mission Energy
7.500%, 06/15/2013	375,000	371,250
Exelon Corp.
6.750%, 05/01/2011	770,000	793,346
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	1,770,000	1,723,454
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	110,637	114,947
		3,408,934
TOTAL CORPORATE BONDS (Cost $41,243,787)		40,790,022
MORTGAGE BACKED SECURITIES - 34.8%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	517,875	474,505
Series 2003-8, 4.750%, 10/25/2018	560,323	507,933
Banc of America Funding Corp.
Series 2004-4, 4.686%, 10/25/2019	257,773	239,441
Series 2003-2, 6.379%, 06/25/2032	601,908	602,199
Banc of America Mortgage Securities
Series 2003-10, 5.000%, 01/25/2019	347,067	340,699
Series 2003-10, 5.000%, 01/25/2019 (b)	81,571	74,706
Series 2004-3, 4.875%, 04/25/2019	165,443	153,236
Series 2004-7, 4.797%, 08/25/2019	356,381	335,576
Series 2005-6, 5.000%, 07/25/2020	359,563	342,585
Series 2003-5, 7.500%, 02/25/2031	402,970	422,193
Series 2003-8, 5.500%, 11/25/2033	139,038	138,326
Series 2004-4, 5.423%, 05/25/2034	1,018,375	950,322
Series 2004-6, 5.500%, 07/25/2034	674,526	665,650
Cendant Mortgage Corporation
Series 2002-11P, 5.502%, 12/25/2032 (b)	80,478	72,547
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	1,982,000	1,985,402
Chase Mortgage Finance Corporation
Series 2002-S8, 5.466%, 08/25/2029 (b)	232,006	226,944
Citicorp Mortgage Securities, Inc.
Series 2003-10 A1, 4.500%, 11/25/2018	1,904,341	1,798,412
Series 2003-2 B4, 5.630%, 02/25/2033 (b)	1,358,106	1,180,855
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, 5.608%, 08/25/2035	294,266	261,920
Countrywide Home Loans
Series 2006-6, 6.000%, 04/25/2036	987,356	958,050
Series 2007-5, 5.750%, 05/25/2037	1,297,740	1,237,818
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.745%, 05/25/2036	729,092	684,166
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	511,703	513,285
Pool #254273, 5.000%, 03/01/2009	379,792	378,434
Pool #254340, 5.500%, 05/01/2012	285,103	284,285
Pool #545015, 6.000%, 06/01/2016	393,644	395,992
Pool #727360, 5.500%, 08/01/2018	2,043,490	2,020,367
Pool #481582, 6.500%, 02/01/2029	146,197	149,213
Series 2002-48B, 6.500%, 10/25/2031	1,504,445	1,516,391
First Horizon Alternative Mortgage Securities
Series 2005-FA11, 5.730%, 02/25/2036	444,509	402,445
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.000%, 11/01/2010	716,408	712,353
Pool #E9-1818, 5.000%, 10/01/2017	2,619,032	2,540,562
Pool #E9-6460, 5.000%, 05/01/2018	346,511	336,155
Pool #E9-9160, 4.500%, 09/01/2018	2,322,814	2,214,015
Pool #C7-6658, 5.000%, 02/01/2033	298,405	281,175
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	202,585	206,960
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (b)	235,788	212,455
Series 2004-J1, 5.250%, 04/25/2034	311,640	308,542
Lehman Mortgage Trust
Series 2005-2, 5.573%, 12/25/2035	1,088,892	952,216
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	167,277	166,088
MASTR Seasoned Securities Trust
Series 2004-1, 6.236%, 08/25/2017	453,310	455,458
Series 2004-1, 6.500%, 08/25/2032	796,329	793,780
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	483,009	449,851
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	495,548	485,839
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	203,079	194,063
Series 2003-A12 Class B3, 5.000%, 11/25/2018	270,257	248,263
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	286,305	264,037
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.114%, 09/25/2033	473,282	464,761
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	663,829	626,107
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-MS6, 5.966%, 03/25/2033	637,493	622,820
Wells Fargo Mortgage Backed Securities Trust
Series 2005-4, 5.500%, 04/25/2035	874,919	769,618
TOTAL MORTGAGE BACKED SECURITIES (Cost $33,512,555)		32,619,015
U.S. TREASURY OBLIGATIONS - 18.8%
U.S. Treasury Notes - 18.8%
3.875%, 07/15/2010 (e)	2,300,000	2,235,851
5.000%, 08/15/2011 (e)	1,875,000	1,883,203
4.750%, 01/31/2012 (e)	1,150,000	1,141,375
4.625%, 02/29/2012 (e)	2,000,000	1,974,376
4.000%, 11/15/2012 (e)	2,000,000	1,917,344
3.875%, 02/15/2013 (e)	3,425,000	3,252,949
4.250%, 11/15/2014 (e)	2,825,000	2,695,448
4.875%, 08/15/2016 (e)	2,500,000	2,469,335
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,859,693)		17,569,881

	Shares	Value
SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Northern Institutional Diversified Assets Portfolio	502,048	$502,048
TOTAL SHORT TERM INVESTMENTS (Cost $502,048)		502,048
Total Investments (Cost $95,502,264) (d) - 100.0%		93,704,849
Northern Institutional Liquid Assets Portfolio (f) - 25.6%		23,979,193
Liabilities in Excess of Other Assets - (25.6)%		(23,968,528)
TOTAL NET ASSETS - 100.0%		$93,715,514

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $95,502,264 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $474,422 and ($2,271,837), respectively, with a net appreciation / (depreciation)
of ($1,797,415).
(e) All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $24,991,279,
$23,979,193, and $1,802,815, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $29,124 or 0.03% of total net assets.
(h) Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2007 (Unaudited)
Summit Short-term Government Fund

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 43.3%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	$125,554	$125,089
Pool #254187, 5.000%, 01/01/2009	263,640	262,665
Pool #254227, 5.000%, 02/01/2009	88,453	88,137
Pool #254340, 5.500%, 05/01/2012	205,908	205,317
Series 2003-122, 4.000%, 05/25/2016	651,870	643,873
Pool #546478, 7.000%, 12/01/2029	618,943	640,887
Pool #576455, 6.498%, 03/01/2031	138,103	140,568
Series 2005-105-1, 5.500%, 11/25/2031	1,549,908	1,544,891
Pool #653686, 5.015%, 08/01/2032	385,561	393,122
Freddie Mac
Series 2742, 4.000%, 09/15/2012	285,608	284,218
Series 2639, 4.000%, 10/15/2016	1,301,218	1,252,960
Series 2858, 4.000%, 03/15/2020	188,000	186,968
Series 2557, 4.500%, 01/15/2026	211,527	209,452
Series 2534, 5.720%, 09/15/2030	70,331	70,343
Series 2550, 5.670%, 11/15/2032	650,123	655,675
Series 2877, 5.720%, 10/15/2034	668,557	664,256
Series 2950, 5.620%, 03/15/2035	1,460,618	1,458,812
Series 3003, 5.570%, 07/15/2035	2,227,515	2,218,868
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.500%, 04/01/2008	176,314	175,069
Pool #E9-6460, 5.000%, 05/01/2018	323,410	313,745
TOTAL MORTGAGE BACKED SECURITIES (Cost $11,589,810)		11,534,915

U.S. GOVERNMENT AGENCY ISSUES - 7.5%
Federal Home Loan Bank
3.700%, 12/24/2007	2,000,000	1,983,814
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,000,000)		1,983,814

U.S. TREASURY OBLIGATIONS - 45.2%
U.S. Treasury Notes - 45.2%
3.625%, 01/15/2008 (c)(d)	1,918,200	1,919,399
4.625%, 02/29/2008 (d)	2,000,000	1,994,532
4.875%, 08/31/2008 (d)	1,250,000	1,248,047
3.000%, 02/15/2009 (d)	2,000,000	1,940,000
4.875%, 08/15/2009 (d)	2,000,000	1,998,594
3.875%, 09/15/2010 (d)	2,000,000	1,940,312
4.625%, 10/31/2011 (d)	1,000,000	988,359
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,196,394)		12,029,243

	Shares	Value
SHORT TERM INVESTMENTS - 3.8%
Money Markets - 3.8%
Northern Institutional Government Select Portfolio	1,018,122	$1,018,122
TOTAL SHORT TERM INVESTMENTS (Cost $1,018,122)		1,018,122
Total Investments (Cost $26,804,326) (a) - 99.8%		26,566,094
Northern Institutional Liquid Assets Portfolio (b) - 39.0%		10,389,548
Liabilities in Excess of Other Assets - (38.8)%		(10,333,618)
TOTAL NET ASSETS - 100.0%		$26,622,024

(a)	For federal income tax purposes, cost is $26,804,326 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $26,482 and $(264,714) respectively, with a net appreciation/(depreciation)
of $(238,232).
(b)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $11,610,723, $10,389,548, and $1,997,300, respectively.
(c) Inflation protected security.
(d) All or a portion of the security is out on loan.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2007 (Unaudited)
Summit High Yield Bond Fund

	Shares	Value
COMMON STOCKS - 1.9%
Consumer Discretionary - 1.6%
Avado Brands, Inc. (a)(f)(h)	9,462	$47,972
Harrah's Entertainment, Inc.	4,000	341,040
Intermet Corp. (a)(f)	6,346	6,346
		395,358
Materials - 0.3%
Simonds Industries, Inc. (a)(f)(h)	2,746	81,831
TOTAL COMMON STOCKS (Cost $1,615,607)		477,189

PREFERRED STOCKS - 2.3%
Consumer Discretionary - 2.3%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	66	589,327
TOTAL PREFERRED STOCKS (Cost $439,375)		589,327
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.5%
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b)(h)	$239,866	$122,586
TOTAL ASSET BACKED SECURITIES (Cost $198,226)		122,586

CORPORATE BONDS - 93.8%
Consumer Discretionary - 20.4%
Echostar DBS Corporation
6.625%, 10/01/2014 (i)	500,000	477,500
General Motors Corp.
7.700%, 04/15/2016 (i)	300,000	279,000
Hanesbrands, Inc.
8.784%, 12/15/2014 (c)(i)	500,000	507,500
Idearc, Inc.
8.000%, 11/15/2016	600,000	606,000
Intcomex, Inc.
11.750%, 01/15/2011	500,000	515,000
Jarden Corp.
7.500%, 05/01/2017 (i)	250,000	246,875
MGM Mirage, Inc.
6.750%, 09/01/2012 (i)	500,000	477,500
Neff Corp.
10.000%, 06/01/2015 (b)(i)	250,000	249,375
OSI Restaurant Partners LLC
10.000%, 05/15/2015 (b)(i)	100,000	95,500
R.H. Donnelley Corp.
6.875%, 01/15/2013	500,000	473,750
Radio One, Inc.
8.875%, 07/01/2011 (i)	125,000	128,281
Station Casinos, Inc.
6.000%, 04/01/2012 (i)	500,000	470,000
Yankee Acquisition Corp.
9.750%, 02/15/2017 (i)	600,000	580,500
		5,106,781
Consumer Staples - 2.9%
Constellation Brands, Inc.
7.250%, 09/01/2016 (i)	500,000	487,500
Del Monte Corp.
6.750%, 02/15/2015	250,000	238,125
		725,625
Energy - 13.3%
Chesapeake Energy Corp.
7.625%, 07/15/2013 (i)	250,000	256,250
6.625%, 01/15/2016	500,000	481,250
Complete Production Services
8.000%, 12/15/2016 (b)(i)	500,000	505,000
Peabody Energy Corp.
7.375%, 11/01/2016	250,000	255,000
Pioneer Natural Resources Co.
6.650%, 03/15/2017	500,000	473,151
Range Resources Corp.
7.375%, 07/15/2013	350,000	353,500
7.500%, 05/15/2016 (i)	250,000	253,125
SemGroup LP
8.750%, 11/15/2015 (b)(i)	250,000	251,250
Tesoro Corp.
6.625%, 11/01/2015	500,000	495,000
		3,323,526
Financials - 9.8%
Ford Motor Credit Co.
5.800%, 01/12/2009	375,000	367,069
8.105%, 01/13/2012 (c)(i)	250,000	249,366
8.000%, 12/15/2016	125,000	119,731
Host Marriott LP
6.750%, 06/01/2016	500,000	490,000
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (i)	250,000	246,250
Petroplus Financial Ltd
7.000%, 05/01/2017 (b)(i)	600,000	577,500
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b)	250,000	266,563
Ventas Realty LP
7.125%, 06/01/2015	150,000	151,125
		2,467,604
Health Care - 4.7%
Community Health Systems, Inc.
8.875%, 07/15/2015 (b)	250,000	253,438
DaVita, Inc.
7.250%, 03/15/2015 (i)	125,000	123,438
Genesis Healthcare Corp.
8.000%, 10/15/2013	250,000	266,850
HCA, Inc.
9.250%, 11/15/2016 (b)	500,000	532,500
		1,176,226
Industrials - 6.8%
American Railcar Industries, Inc.
7.500%, 03/01/2014	150,000	149,250
Aramark Corp.
8.500%, 02/01/2015 (b)	600,000	610,500
DRS Technologies, Inc.
7.625%, 02/01/2018	125,000	126,250
Dynegy, Inc.
7.750%, 06/01/2019 (b)	250,000	232,500
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	300,000	297,750
Mueller Water Products, Inc.
7.375%, 06/01/2017 (b)	300,000	297,483
		1,713,733
Information Technology - 2.8%
Iron Mountain, Inc.
8.750%, 07/15/2018 (i)	100,000	103,000
Sanmina SCI Corp.
8.110%, 06/15/2010 (b)(c)(i)	600,000	601,500
		704,500
Materials - 16.4%
Boise Cascade LLC
8.231%, 10/15/2012 (c)	125,000	125,000
Clarke American Corp.
9.500%, 05/15/2015 (b)	250,000	240,000
Consol Energy, Inc.
7.875%, 03/01/2012	125,000	129,375
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	600,000	640,500
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b)(i)	500,000	480,000
Huntsman LLC
11.625%, 10/15/2010	130,000	139,750
Lyondell Chemical Co.
8.250%, 09/15/2016	500,000	522,500
Mosaic Co.
7.625%, 12/01/2016 (b)(i)	600,000	613,500
Stone Container SSCC
8.000%, 03/15/2017 (i)	600,000	582,000
Warnaco, Inc.
8.875%, 06/15/2013	600,000	634,500
		4,107,125
Telecommunication Services - 9.6%
Intelsat Ltd
11.250%, 06/15/2016	600,000	672,000
IPCS, Inc.
7.480%, 05/01/2013 (b)(c)	600,000	600,750
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	500,000	506,250
Windstream Corp.
8.625%, 08/01/2016	600,000	634,500
		2,413,500
Utilities - 7.1%
Calpine Corp.
9.875%, 12/01/2011 (b)(g)(i)	500,000	541,250
Edison Mission Energy
7.500%, 06/15/2013	500,000	495,000
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	750,000	730,277
		1,766,527
TOTAL CORPORATE BONDS (Cost $23,612,944)		23,505,147

	Shares	Value
INVESTMENT COMPANIES - 1.2%
Pioneer Floating Rate Trust	15,000	$297,300
TOTAL INVESTMENT COMPANIES (Cost $291,593)		297,300

SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Northern Institutional Diversified Assets Portfolio	153,844	153,844
TOTAL SHORT TERM INVESTMENTS (Cost $153,844)		153,844
Total Investments (Cost $26,311,589) (d) - 100.3%		25,145,393
Northern Institutional Liquid Assets Portfolio (e) - 32.7%		8,202,964
Liabilities in Excess of Other Assets - (33.0)%		(8,281,670)
TOTAL NET ASSETS - 100.0%		$25,066,687

(a) Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold only in transactions exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $26,311,589 and gross unrealized appreciation and depreciation of securities as of June 30, 2007 was $428,567 and ($1,594,763), respectively, with a net appreciation / (depreciation) of ($1,166,196).
(e)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the value of the collateral purchased with cash, and the noncash collateral accepted are $7,897,905, $8,202,964, and $0, respectively.
(f)	Security is considered illiquid. The aggregate value of such securities is $136,149, or 0.5% of total net assets.
(g) Security in default.
(h)	Valued in good faith under procedures adopted by the Board of Directors.
(i) All or a portion of the security is out on loan.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2007 (Unaudited)
Summit Money Market Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.8%
Steers Mercury III Trust
5.340%, 07/27/2007 (a)(c)	$991,514	$991,514
TOTAL ASSET BACKED SECURITIES (Cost $991,514)		991,514

CERTIFICATE OF DEPOSIT - 13.0%
Bank Of Montreal
5.315%, 08/14/2007	2,000,000	2,000,000
Bank Of Tokyo - Mitsubishi
5.340%, 07/19/2007	3,000,000	3,000,000
5.350%, 07/25/2007	1,500,000	1,500,000
Credit Industrial Time Deposit
5.330%, 08/21/2007	1,300,000	1,300,009
5.340%, 09/28/2007	1,000,000	999,939
Mizuho Corporate Bank
5.320%, 07/19/2007	1,300,000	1,300,000
5.330%, 08/20/2007	1,000,000	1,000,000
Norinchuckin Bank
5.350%, 08/27/2007	1,500,000	1,500,025
5.270%, 09/10/2007	1,200,000	1,200,000
Societe Generale
5.340%, 07/19/2007	1,500,000	1,500,000
UBS AG
5.290%, 07/02/2007	1,000,000	1,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $16,299,973)		16,299,973

COMMERCIAL PAPER - 48.4%
Astrazeneca
5.255%, 09/18/2007 (b)	1,300,000	1,285,009
5.275%, 09/28/2007 (b)	1,300,000	1,283,047
5.220%, 12/12/2007 (b)	1,000,000	976,220
Bank Of America
5.230%, 08/15/2007 (b)	1,000,000	993,463
5.224%, 09/24/2007 (b)	1,000,000	987,666
Beta Financial
5.235%, 07/27/2007 (b)	2,000,000	1,992,439
Caisse National
5.168%, 11/13/2007 (b)	1,000,000	980,620
CC USA, Inc.
5.240%, 07/27/2007 (b)	1,000,000	996,216
Cedar Springs Capital
5.265%, 07/17/2007 (b)	2,000,000	1,995,320
5.255%, 07/20/2007 (b)	1,500,000	1,495,840
5.255%, 07/23/2007 (b)	1,131,000	1,127,368
5.280%, 09/17/2007 (b)	1,000,000	988,560
Cobbler Funding
5.260%, 09/10/2007 (b)	1,500,000	1,484,439
Compass Securitization
5.350%, 07/25/2007 (b)	1,000,000	996,433
Giro Balanced
5.255%, 07/17/2007 (b)	3,000,000	2,989,928
5.255%, 07/24/2007 (b)	900,000	897,898
5.275%, 08/30/2007 (b)	1,000,000	991,208
Grampian Funding
5.175%, 10/10/2007 (b)	1,500,000	1,478,222
Greyhawk Funding
5.38%, 07/02/2007 (b)	1,500,000	1,495,804
5.30%, 07/20/2007	3,700,000	3,699,447
Jupiter Securitization
5.30%, 07/18/2007 (b)	1,000,000	997,497
K2 LLC
5.450%, 07/02/2007 (b)	2,000,000	1,999,697
KBC Financial
5.370%, 07/02/2007	1,487,000	1,486,778
Liberty Street Funding
5.280%, 07/09/2007 (b)	1,500,000	1,498,240
5.250%, 08/21/2007 (b)	1,200,000	1,191,075
Morrigan Funding
5.450%, 07/02/2007	3,500,000	3,499,470
5.375%, 07/23/2007 (b)	1,200,000	1,196,058
5.355%, 07/23/2007 (b)	1,500,000	1,495,091
Nieuw Amsterdam
5.290%, 07/27/2007 (b)	3,500,000	3,486,628
North Sea Funding
5.350%, 07/25/2007 (b)	1,500,000	1,494,650
Northern Rock
5.225%, 08/13/2007 (b)	2,000,000	1,987,518
5.290%, 09/26/2007 (b)	1,000,000	987,216
Perry Global
5.170%, 10/25/2007 (b)	700,000	688,339
5.230%, 12/21/2007 (b)	1,000,000	974,867
Simba Funding
5.240%, 08/17/2007 (b)	1,250,000	1,241,449
Stony Point Capital
5.320%, 07/02/2007	1,000,000	999,852
5.330%, 07/09/2007 (b)	1,500,000	1,498,223
5.330%, 07/13/2007 (b)	1,000,000	998,223
Swedbank Ab
5.190%, 10/11/2007 (b)	750,000	738,971
UBS Finance
5.190%, 10/15/2007 (b)	1,000,000	986,160
Valcour Bay Capital
5.30%, 07/13/2007 (b)	1,000,000	998,233
5.310%, 08/16/2007 (b)	1,200,000	1,191,858
TOTAL COMMERCIAL PAPER (Cost $60,771,240)		60,771,240

FLOATING RATE NOTES (a) - 34.5%
American Express Bank
5.290%, 07/08/2007	2,000,000	1,999,930
Banco Espanol De Credito
5.335%, 07/29/2007 (b)	1,500,000	1,500,000
BBVA US Senior SA Unipersonal
5.377%, 07/17/2007	2,500,000	2,500,857
Bellsouth Corp.
5.485%, 08/15/2007	2,000,000	2,001,011
BNP Paribas Bank
5.310%, 07/26/2007 (b)	1,000,000	1,000,000
5.326%, 08/07/2007	1,250,000	1,250,000
Canadian Imperial Bank
5.515%, 07/2/2007	2,000,000	1,999,846
5.535%, 07/2/2007	625,000	625,000
Carrera Capital Finance LLC
5.340%, 09/06/2007 (b)	2,000,000	2,000,000
Danske Bank A/S
5.290%, 07/29/2007 (b)	1,200,000	1,199,898
DNB Nor Bank ASA
5.320%, 07/25/2007	3,000,000	3,000,000
General Electric Capital Corp.
5.280%, 07/24/2007	4,000,000	4,000,000
Goldman Sachs Group
5.495%, 07/2/2007	2,000,000	2,000,000
5.485%, 07/2/2007	1,000,000	1,000,000
IBM Corp.
5.330%, 07/08/2007	1,000,000	999,946
K2 LLC
5.309%, 07/02/2007	1,000,000	999,944
5.360%, 08/27/2007	2,000,000	2,000,384
Links Finance LLC
5.330%, 08/26/2007 (b)	2,000,000	1,999,930
5.315%, 07/27/2007	1,000,000	999,920
M&I Bank
5.320%, 07/15/2007	1,000,000	1,000,000
Morgan Stanley
5.445%, 07/2/2007	2,000,000	2,000,000
5.473%, 07/14/2007	1,000,000	1,000,000
Natexis Banque
5.545%, 07/02/2007	1,000,000	1,000,000
Premier Asset Collateralisation LLC
5.325%, 07/30/2007 (b)	1,200,000	1,199,930
Skandinaviska Enskilda Banken
5.320%, 07/18/2007	3,000,000	3,000,000
Unicredito Italiano Bank Ireland
5.340%, 07/09/2007	1,000,000	1,000,000
TOTAL FLOATING RATE NOTES (Cost $43,276,596)		43,276,596

MEDIUM TERM NOTES - 3.2%
American Honda Finance
5.327%, 08/09/2007 (a)	2,000,000	2,000,000
Five Finance, Inc.
5.700%, 07/03/2007 (b)	1,000,000	1,000,000
Goldman Sachs Group, Inc.
5.475%, 07/05/2007 (a)	1,000,000	1,000,405
TOTAL MEDIUM TERM NOTES (Cost $4,000,405)		4,000,405

	Shares	Value
MONEY MARKET FUNDS - 0.0%
Northern Institutional Diversified Assets Portfolio	586	586
TOTAL MONEY MARKET FUNDS (Cost $586)		586
Total Investments (Cost $125,340,314) - 99.9%		125,340,314
Other Assets in Excess of Liabilities - 0.1%		117,523
TOTAL NET ASSETS - 100.0%		$125,457,837

(a)	Variable rate security. The coupon rate shown on variable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(b)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if one NRSO rates the security, by that NRSO.
(c)
Security is exempt from registration under Rule 144(a) of the Securities Act of 1933.  It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be illiquid for not meeting the required criteria adopted by the Fund’s Board to be classified as liquid securities.  The aggregate value of such securities is $991,514 or 0.8% of total net assets.

Summit Mutual Funds - Apex Series
Schedule of Investments
June 30, 2007 (Unaudited)
Summit Large Cap Growth Fund

		Shares	Value
COMMON STOCKS - 91.0%
Consumer Discretionary - 14.7%
Comcast Corp. (a)		810	$22,777
eBay, Inc. (a)		600	19,308
Gentex Corp.		570	11,224
International Game Technology		270	10,719
Lowe's Companies, Inc.		670	20,562
Office Depot, Inc. (a)		480	14,544
Papa John's International, Inc. (a)		320	9,203
Select Comfort Corp. (a)		550	8,921
Starbucks Corp. (a)		490	12,858
Target Corp.		340	21,624
			151,740
Consumer Staples - 9.0%
Anheuser-Busch Companies, Inc.		370	19,299
PepsiCo, Inc.		390	25,292
Procter & Gamble Co.		320	19,581
Wal-Mart Stores, Inc.		430	20,687
Whole Foods Market, Inc.		220	8,426
			93,285
Energy - 4.9%
Chevron Corp.		130	10,951
Devon Energy Corp.		140	10,961
Helmerich & Payne, Inc.		300	10,626
Schlumberger Ltd.		210	17,837
			50,375

Financials - 5.3%
American Express Co.		400	24,472
American International Group, Inc.		150	10,505
Citigroup, Inc.		380	19,490
			54,467
Health Care - 15.9%
Abbott Laboratories		360	19,278
Baxter International, Inc.		180	10,141
Cooper Cos, Inc.		200	10,664
Eli Lilly & Co.		350	19,558
Genentech, Inc. (a)		260	19,672
Johnson & Johnson		160	9,859
Medtronic, Inc.		190	9,853
Novartis AG - ADR		260	14,578
Schering Plough Corporation		650	19,786
UnitedHealth Group, Inc.		390	19,945
Varian Medical Systems, Inc. (a)		270	11,478
			164,812
Industrials - 14.5%
3M Co.		100	8,679
Burlington Northern Santa Fe Corp.		120	10,217
FedEx Corp.		165	18,310
General Electric Co.		970	37,131
Genesee & Wyoming, Inc. (a)		320	9,549
Illinois Tool Works, Inc.		300	16,257
Ingersoll-Rand Co.		230	12,608
Raytheon Co.		230	12,395
United Technologies Corp.		345	24,471
			149,617
Information Technology - 24.8%
Adobe Systems, Inc. (a)		230	9,234
Apple, Inc. (a)		260	31,730
Autodesk, Inc. (a)		270	12,712
Cisco Systems, Inc. (a)		950	26,457
Dell, Inc. (a)		800	22,840
Electronic Arts, Inc. (a)		300	14,196
Google, Inc. - Class A (a)		20	10,468
Intel Corp.		1,420	33,739
International Business Machines Corp.		100	10,525
Microsoft Corp.		1,370	40,374
NAVTEQ Corp. (a)		290	12,279
Qualcomm, Inc.		350	15,186
Western Union Co.		820	17,081
			256,821
Utilities - 1.9%
Atmos Energy Corp.		220	6,613
Exelon Corp.		90	6,534
FPL Group, Inc.		110	6,241
			19,388
TOTAL COMMON STOCKS (Cost $917,564)			940,505
INVESTMENT COMPANIES - 8.0%
Financial Select Sector SPDR Fund		850	30,753
iShares U.S. Dow Jones Medical Device Index (a)		370	20,450
Materials Select Sector SPDR Trust		790	31,940
TOTAL INVESTMENT COMPANIES (Cost $81,155)			83,143

SHORT TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Northern Institutional Diversified Assets Portfolio		9,329	9,329
TOTAL SHORT TERM INVESTMENTS (Cost $9,329)			9,329
Total Investments (Cost $1,008,048) (b) - 99.9%			1,032,977
Other Assets in Excess of Liabilities - 0.1%			614
TOTAL NET ASSETS - 100.0%			$1,033,591

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $1,008,048 and gross unrealized appreciation and depreciation of securities as of June 30, 2007, was $48,164 and ($23,235) respectively, with a net appreciation / (depreciation) of $24,929.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By:           /s/ Steven R. Sutermeister
 Steven R. Sutermeister
 President and Chief Executive Officer

Date:    8/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Steven R. Sutermeister
 Steven R. Sutermeister
 President and Chief Executive Officer

Date:   8/27/07

By:           /s/ Thomas G. Knipper
 Thomas G. Knipper
 Vice President, Controller, and Chief Compliance Officer

Date:       8/27/07